Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Risk-free interest rate range, minimum	3.60%	1.60%	1.60%	0.22%
Risk-free interest rate range, maximum	3.69%	1.90%	3.94%	0.73%
Expected stock price volatility, minimum	106.60%	110.40%	110.00%	107.00%
Expected stock price volatility, maximum	114.90%	113.20%	114.60%	125.00%
Expected dividend yield
Minimum [Member]
Expected life of option-years	5 years	5 years 3 months	5 years	5 years 3 months 18 days
Maximum [Member]
Expected life of option-years	5 years 7 months 17 days	5 years 9 months	5 years 9 months 7 days	6 years 6 months